Note 10 - Subsequent Events (Details Textual) - USD ($)	May 02, 2017	Apr. 30, 2017	Dec. 30, 2016	Dec. 27, 2016	Sep. 17, 2016
Share Price		$ 0.51	$ 0.83	$ 0.86	$ 0.70
President and Chief Executive Officer [Member] | Subsequent Event [Member]
Employment Agreement, Annual Base Compensation	$ 288,603
Employment Agreement, Car Allowance Monthly	$ 800
Employment Agreement, Option, Number of Shares, Expected to Grant	3,731,322
Employment Agreement, Common Stock, Expect to Grant, Subject to Lock-Up Agreement	1,500,000
Employment Agreement, Lock-up Agreement, Successful Commercialization, Minimum Cash Receipt	$ 3,000,000
Employment Agreement, Lock-up Agreement, Minimum Revenue Recognized	$ 3,000,000
Employment Agreement, Term	5 years
President and Chief Executive Officer [Member] | Subsequent Event [Member] | Non-Qualified Stock Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
President and Chief Executive Officer [Member] | Subsequent Event [Member] | 2007 Stock Option [Member]
Stock Issued During Period, Shares, New Issues		3,866,630
Investment Options, Exercise Price		$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		3,866,629
President and Chief Executive Officer [Member] | Subsequent Event [Member] | Shares Issued for the Exercise of 2007 Stock Option [Member]
Stock Issued During Period, Shares, New Issues		2,501,937